Asset Retirement Obligations	6 Months Ended
Jun. 30, 2014
Asset Retirement Obligations [Abstract]
Asset Retirement Obligations

7. Asset Retirement Obligations

The following table reflects the changes in the Company’s ARO during the six months ended June 30, 2014 and the year ended December 31, 2013:

	June 30, 2014	December 31, 2013
Asset retirement obligation — beginning of period	$21,171	$2,963
Additions to ARO from new properties	6,030	17,545
Reduction due to sale of property	(3,128)	-
Accretion expense during period	810	663
Asset retirement obligation — end of period	$24,883	$21,171